PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT, AND EQUIPMENT
Property, plant, and equipment, net	$ 326,918	$ 275,222
Gross
PROPERTY, PLANT, AND EQUIPMENT
Property, plant, and equipment, net	350,306	285,180
Accumulated depreciation and amortization
PROPERTY, PLANT, AND EQUIPMENT
Property, plant, & equipment, net	(23,388)	(9,958)
Furniture and equipment
PROPERTY, PLANT, AND EQUIPMENT
Property, plant, and equipment, net	58,682	26,311
Auto and trucks
PROPERTY, PLANT, AND EQUIPMENT
Property, plant, and equipment, net	1,883	1,021
Buildings
PROPERTY, PLANT, AND EQUIPMENT
Property, plant, and equipment, net	91,233	65,820
Leasehold improvements
PROPERTY, PLANT, AND EQUIPMENT
Property, plant, and equipment, net	172,765	78,283
Land
PROPERTY, PLANT, AND EQUIPMENT
Property, plant, and equipment, net	14,165	17,892
Construction in progress
PROPERTY, PLANT, AND EQUIPMENT
Property, plant, and equipment, net	$ 11,578	$ 95,853